Benefit Plans (Accumulated Benefit Obligation) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 900	$ 1,199
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	340	458
Accumulated benefit obligation	333	442
Fair value of plan assets	304	402
Information for pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	340	458
Fair value of plan assets	304	402
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	170	165
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	169	165
Accumulated benefit obligation	163	159
Fair value of plan assets	98	91
Information for pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	169	165
Fair value of plan assets	$ 98	$ 91